Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Receivables [Abstract]
Accounts receivable	$ 7,629,555	$ 8,015,176
Allowance for expected credit losses	(1,176,721)	(1,009,780)
Accounts Receivable, net	$ 6,452,834	$ 7,005,396